Touchstone Dynamic Large Cap Growth Fund N-1A Cover	Mar. 31, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	TOUCHSTONE STRATEGIC TRUST
Entity Central Index Key	0000711080
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Prospectus Date	Jul. 29, 2026